Bank acceptance notes payable (Details)			12 Months Ended
	Jun. 15, 2020 CNY (¥)	Jun. 15, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 15, 2020 USD ($)
Bank acceptance notes payable
Bank acceptance notes			$ 3,234,000
Xinyang Wang
Bank acceptance notes payable
Restricted cash to secure bank acceptance notes	¥ 11,000,000			$ 1,620,000
Nongyuan Network (VIE)
Bank acceptance notes payable
Percentage of ownership interest	100.00%	100.00%	0.00%
Hangzhou United Rural Commercial Bank Co., Ltd.
Bank acceptance notes payable
Bank acceptance notes	¥ 22,000,000			$ 3,230,000
Fees incurred related to the issuance of bank acceptance notes	¥ 11,000	$ 1,620